Other Equity Instruments - Summary of Other Equity Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other equity instruments [line items]
Other equity instruments	£ 1,991	£ 2,281
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of other equity instruments [line items]
Initial interest rate	7.037%
First call date	2026-02
Other equity instruments	£ 235	235
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	6.75%
First call date	2024-06
Other equity instruments	£ 496	496
750m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	7.375%
First call date	2022-06
Other equity instruments	£ 750	750
300m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	7.60%
First call date	2019-12
Other equity instruments	£ 300	300
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	6.475%
First call date	2019-06
Other equity instruments	£ 210	£ 500